Equity instruments (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity Instruments
Balance at the beginning of the fiscal year	R$ 2,605,279	R$ 2,498,317	R$ 2,257,188
Additions/Disposals (Net)	816,875	106,962	241,129
Balance at the end of the fiscal year	R$ 3,422,154	R$ 2,605,279	R$ 2,498,317